UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_];  Amendment Number:
        This Amendment (Check only one):       [_]    is a restatement.
                                               [_]    adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:       Attractor Investment Management Inc.
Address:    1325 Fourth Avenue, Suite 1425
            Seattle, WA 98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Harvey Allison
Title:      President
Phone:      (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison             Seattle, WA                   February 16, 2010

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:         $123654
                                            (thousands)


List of Other Included Managers:                   None

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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None
3-D SYS CORP DEL                 COM NEW       88554D205      732     64768   SH             SOLE        N/A     64768
ACTIVISION BLIZZARD INC            COM         00507V109    10438    939540   SH             SOLE        N/A    939540
AMAZON COM INC                     COM         023135106    16975    126190   SH             SOLE        N/A    126190
AUTODESK INC                       COM         052769106     2293     90230   SH             SOLE        N/A     90230
CISCO SYS INC                      COM         17275R102     7504    313440   SH             SOLE        N/A    313440
COMPELLENT TECHNOLOGIES INC        COM         20452A108     5612    247450   SH             SOLE        N/A    247450
CONCUR TECHNOLOGIES INC            COM         206708109     4839    113200   SH             SOLE        N/A    113200
CYBERSOURCE CORP                   COM         23251J106    11758    584660   SH             SOLE        N/A    584660
DELL INC                           COM         24702R101     4025    280320   SH             SOLE        N/A    280320
EBAY INC                           COM         278642103     6383    271250   SH             SOLE        N/A    271250
GOOGLE INC                         CL A        38259P508    11098     17900   SH             SOLE        N/A     17900
INTUIT INC                         COM         461202103     2765     89980   SH             SOLE        N/A     89980
MICROSOFT CORP                     COM         594918104    11598    380500   SH             SOLE        N/A    380500
OPENTABLE INC                      COM         68372A104     4155    163210   SH             SOLE        N/A    163210
RACKSPACE HOSTING INC              COM         750086100      968     46450   SH             SOLE        N/A     46450
SALESFORCE COM INC                 COM         79466L302    13463    182502   SH             SOLE        N/A    182502
STRATASYS INC                      COM         862685104     3332    193246   SH             SOLE        N/A    193246
YAHOO INC                          COM         984332106     3775    224950   SH             SOLE        N/A    224950


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